8. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit)
(Dollars in thousands)
	2015	2014	2013
Current expense	$2,427	1,759	1,345
Deferred income tax expense	673	178	534
Total income tax	$3,100	1,937	1,879

Schedule of Effective Income Tax Rate Reconciliation
(Dollars in thousands)
	2015	2014	2013
Tax expense at statutory rate (34%)	$4,329	3,851	2,914
State income tax, net of federal income tax effect	494	(283)	428
Tax-exempt interest income	(1,682)	(1,630)	(1,481)
Increase in cash surrender value of life insurance	(143)	(143)	(147)
Nondeductible interest and other expense	103	119	141
Other	(1)	23	24
Total	$3,100	1,937	1,879

Schedule of Deferred Tax Assets and Liabilities

(Dollars in thousands)
	2015	2014
Deferred tax assets:
Allowance for loan losses	$3,513	4,134
Accrued retirement expense	1,574	1,529
Other real estate	33	206
Federal credit carryforward	-	342
State credit carryforward	-	327
Restricted stock	417	243
Accrued bonuses	238	224
Interest income on nonaccrual loans	88	56
Other than temporary impairment	374	186
Other	16	152
Total gross deferred tax assets	6,253	7,399

Deferred tax liabilities:
Deferred loan fees	588	433
Accumulated depreciation	172	728
Prepaid expenses	59	101
Other	70	100
Unrealized gain on available for sale securities	3,308	3,479
Total gross deferred tax liabilities	4,197	4,841

Net deferred tax asset	$2,056	2,558